NET LOSS PER SHARE OF COMMON STOCK (Details - Basic and diluted net loss per share) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$ (1,378,318)	$ (998,010)	$ (5,015,497)	$ (3,646,027)
Weighted average shares outstanding used to compute basic and dilutive loss per share	9,430,357	513,172	7,688,398	503,334
Weighted average shares issuable for vested restricted stock units and pre-funded warrants	7,514	19,756	10,775	12,642
Weighted average shares of common stock outstanding, basic	9,437,871	532,928	7,699,173	515,975
Weighted average shares of common stock outstanding, diluted	9,437,871	532,928	7,699,173	515,975